Intangible assets and goodwill - Summary of Intangible Assets (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	$ 411,521,000	$ 358,908,000	$ 22,357,000
Additions	(4,307,000)	(10,843,000)	(6,681,000)
Disposals	(3,000)	(50,000)	0
Transfer	0	0	(98,000)
Acquisitions of subsidiaries	76,671,000	63,008,000	345,942,000
CTA	3,130,000	498,000	(2,612,000)
Closing balance	487,012,000	411,521,000	358,908,000
Impairment of intangible assets	0	0	0
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	34,025,000
Closing balance	68,357,000	34,025,000
Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	496,304,000	425,832,000	82,365,000
Additions	18,063,000	6,536,000	292,000
Disposals	(3,311,000)	(50,000)	(407,000)
Transfer	0	0	324,000
Acquisitions of subsidiaries	76,671,000	63,272,000	345,981,000
CTA	2,763,000	714,000	(2,723,000)
Closing balance	590,490,000	496,304,000	425,832,000
Gross carrying amount | Placement agents
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	42,148,000	36,804,000	36,896,000
Additions	6,598,000	5,263,000	0
Disposals	(3,308,000)	(50,000)	0
Transfer	0	0	0
Acquisitions of subsidiaries	0	0	0
CTA	603,000	131,000	(92,000)
Closing balance	46,041,000	42,148,000	36,804,000
Gross carrying amount | Contractual rights
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	44,156,000	44,156,000	44,156,000
Additions	10,473,000	0	0
Disposals	0	0	0
Transfer	0	0	0
Acquisitions of subsidiaries	30,911,000	0	0
CTA	2,552,000	0	0
Closing balance	88,092,000	44,156,000	44,156,000
Gross carrying amount | Non-contractual customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	110,591,000	84,705,000	0
Additions	0	0	0
Disposals	0	0	0
Transfer	0	335,000	0
Acquisitions of subsidiaries	10,560,000	25,366,000	85,954,000
CTA	(356,000)	185,000	(914,000)
Closing balance	120,795,000	110,591,000	84,705,000
Gross carrying amount | Non-contractual customer relationships | Measurement Adjustment
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance		85,040,000
Closing balance			85,040,000
Gross carrying amount | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	3,515,000	1,848,000	1,313,000
Additions	992,000	1,273,000	292,000
Disposals	(3,000)	0	(407,000)
Transfer	0	0	324,000
Acquisitions of subsidiaries	0	264,000	397,000
CTA	60,000	130,000	(71,000)
Closing balance	4,564,000	3,515,000	1,848,000
Gross carrying amount | Brands
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	19,075,000	15,428,000	0
Additions	0	0	0
Disposals	0	0	0
Transfer	0	0	0
Acquisitions of subsidiaries	868,000	3,617,000	15,598,000
CTA	(119,000)	30,000	(170,000)
Closing balance	19,824,000	19,075,000	15,428,000
Gross carrying amount | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	276,819,000	242,891,000	0
Additions	0	0	0
Disposals	0	0	0
Transfer	0	(335,000)	0
Acquisitions of subsidiaries	34,332,000	34,025,000	244,032,000
CTA	23,000	238,000	(1,476,000)
Closing balance	311,174,000	276,819,000	242,891,000
Gross carrying amount | Goodwill | Measurement Adjustment
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance		242,556,000
Closing balance			242,556,000
Accumulated depreciation and amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	(84,783,000)	(66,924,000)	(60,008,000)
Additions	(22,370,000)	(17,379,000)	(6,973,000)
Disposals	3,308,000	0	407,000
Transfer	0	0	(422,000)
Acquisitions of subsidiaries	0	(264,000)	(39,000)
CTA	367,000	(216,000)	111,000
Closing balance	(103,478,000)	(84,783,000)	(66,924,000)
Accumulated depreciation and amortisation | Placement agents
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	(32,503,000)	(30,996,000)	(28,915,000)
Additions	(1,931,000)	(1,442,000)	(2,148,000)
Disposals	3,308,000	0	0
Transfer	0	0	0
Acquisitions of subsidiaries	0	0	0
CTA	(118,000)	(65,000)	67,000
Closing balance	(31,244,000)	(32,503,000)	(30,996,000)
Accumulated depreciation and amortisation | Contractual rights
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	(36,577,000)	(34,051,000)	(30,428,000)
Additions	(3,123,000)	(2,526,000)	(3,623,000)
Disposals	0	0	0
Transfer	0	0	0
Acquisitions of subsidiaries	0	0	0
CTA	6,000	0	0
Closing balance	(39,694,000)	(36,577,000)	(34,051,000)
Accumulated depreciation and amortisation | Non-contractual customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	(10,653,000)	(785,000)	0
Additions	(12,970,000)	(9,773,000)	(785,000)
Disposals	0	0	0
Transfer	0	0	0
Acquisitions of subsidiaries	0	0	0
CTA	385,000	(95,000)	0
Closing balance	(23,238,000)	(10,653,000)	(785,000)
Accumulated depreciation and amortisation | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	(1,539,000)	(839,000)	(665,000)
Additions	(793,000)	(410,000)	(164,000)
Disposals	0	0	407,000
Transfer	0	0	(422,000)
Acquisitions of subsidiaries	0	(264,000)	(39,000)
CTA	(42,000)	(26,000)	44,000
Closing balance	(2,374,000)	(1,539,000)	(839,000)
Accumulated depreciation and amortisation | Brands
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	(3,511,000)	(253,000)	0
Additions	(3,553,000)	(3,228,000)	(253,000)
Disposals	0	0	0
Transfer	0	0	0
Acquisitions of subsidiaries	0	0	0
CTA	136,000	(30,000)	0
Closing balance	$ (6,928,000)	$ (3,511,000)	$ (253,000)